Summary of Significant Accounting Policies (Details) - $ / $	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Exchange Rate at Balance Sheet Dates	0.00034		.00036
Exchange Rate for Operating Periods	.00034	.00036		.00034